Investment Objectives and Goals	Oct. 31, 2025
Vaughan Nelson Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – Vaughan Nelson Emerging Markets Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Vaughan Nelson Emerging Markets Fund (the “Emerging Markets Fund” or “Fund”) is to seek long-term capital appreciation.
Vaughan Nelson International Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – Vaughan Nelson International Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Vaughan Nelson International Fund (the “International Fund” or “Fund”) is to seek long-term capital appreciation.